Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A Prospectus - PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Annual Return [Percent]	4.97%	0.22%	2.63%	9.47%	6.08%	(5.41%)	3.71%	(0.94%)	0.81%	3.26%
Class P Prospectus - PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	5.15%	0.51%	2.92%	9.71%	6.42%	(5.27%)	4.03%	(0.76%)	1.18%	3.52%
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Annual Return [Percent]	4.73%